As filed with the Securities and Exchange Commission on August 17, 2018

File Nos. 033-85982 and 811-08846

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 60

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 61

Tributary Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

1620 Dodge Street

Omaha, NE 68197

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:

(800) 662-4203

Brittany Fahrenkrog

1620 Dodge Street

Omaha, NE 68197

(Name and Address of Agent for Service)

Copies to:

David E. Gardels

Husch Blackwell LLP

13330 California Street

Suite 200

Omaha, NE 68154

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on , pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on , pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on , pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 60 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 58 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on August 17, 2018.

Tributary Funds, Inc.

By:	/s/ Stephen C. Wade
Name:	Stephen C. Wade
Title:	President
Date:	August 17, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Stephen C. Wade
Stephen C. Wade	President and Chairman of the Board of Directors	August 17, 2018

/s/ Karen Shaw
Karen Shaw	Treasurer	August 17, 2018

* /s/ Gino Malaspina
Gary D. Parker	Director	August 17, 2018

* /s/ Gino Malaspina
Robert A. Reed	Director	August 17, 2018

* /s/ Gino Malaspina
David F. Larrabee	Director	August 17, 2018

* /s/ Gino Malaspina
Donna Walsh	Director	August 17, 2018

* /s/ Gino Malaspina
Brittany A. Fahrenkrog	Director	August 17, 2018

/s/ Gino Malaspina
*By: Gino Malaspina	Attorney-in-Fact	August 17, 2018

*	Gino Malaspina signs this document on behalf of each of the foregoing persons pursuant to the Limited Power of Attorney.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase